Statements of Cash Flows (USD $)	12 Months Ended
Dec. 31, 2012
Operating activities:
Net (loss) income	$ 223,086
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation expense	531,589
Stock-based compensation expense	280,210
Deferred rent and lease incentives	(119,580)
Amortization of deferred financing fees	218,834
Revaluation of preferred stock warrant liability	(243,000)
Changes in assets and liabilities:
Accounts receivable	(8,669,708)
Prepaid expenses and other current assets	462,146
Accounts payable and accrued expenses	(510,260)
Deferred revenue	(2,201,307)
Interest payable	190,625
Net cash used in operating activities	(9,837,365)
Investing activities:
Purchases of property and equipment	(128,831)
Purchases of investments	(32,553,054)
Sales of investments	29,163,250
Net cash provided by investing activities	(3,518,635)
Financing activities:
Payment of financing costs	(30,808)
Restricted cash	50,000
Proceeds from the issuance of common stock, net of repurchases	13,357
Net cash provided by (used in) financing activities	32,549
Net increase (decrease) in cash and cash equivalents	(13,323,451)
Cash and cash equivalents at beginning of period	20,952,594
Cash and cash equivalents at end of period	7,629,143
Supplemental disclosures of cash flow information:
Cash paid for interest	$ 1,217,163